UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:December 31, 2011

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kelly A. Wellborn
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Kelly A. Wellborn  Wilmington, Delaware  February 13, 2011

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 44
Form 13 F Information Table Value Total: 204,904

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      731     8940 SH       SOLE                     8940
AT&T Corp New                  COM              00206r102     2847    94140 SH       SOLE                    94140
Abbott Laboratories            COM              002824100     7872   140005 SH       SOLE                   140005
Agilent Technologies Inc       COM              00846U101     5644   161579 SH       SOLE                   161579
Agnico-Eagle Mines LTD         COM              008474108     2170    59745 SH       SOLE                    59745
Alliant Energy Corp            COM              018802108     3455    78330 SH       SOLE                    78330
Barrick Gold Corp              COM              067901108     4579   101190 SH       SOLE                   101190
Berkshire Hathaway Inc - Class COM              084670702      431     5650 SH       SOLE                     5650
Berkshire Hathaway Inc-CL A    COM              084670108      230        2 SH       SOLE                        2
Bristol-Myers Squibb Co        COM              110122108    12300   349029 SH       SOLE                   349029
CONSOL Energy Inc              COM              20854P109     5779   157475 SH       SOLE                   157475
CVS/Caremark Corp              COM              126650100     7242   177595 SH       SOLE                   177595
Central Fund Canada CL A       COM              153501101     8151   415640 SH       SOLE                   415640
Central Gold Trust             COM              153546106     9375   158435 SH       SOLE                   158435
Chubb Corporation              COM              171232101      292     4224 SH       SOLE                     4224
Cisco Systems Inc              COM              17275R102     3949   218413 SH       SOLE                   218413
Coca-Cola Co                   COM              191216100      672     9605 SH       SOLE                     9605
ConocoPhillips                 COM              20825C104     1829    25094 SH       SOLE                    25094
DuPont E I de Nemours & Co     COM              263534109     2519    55014 SH       SOLE                    55014
Emerson Electric Co            COM              291011104      317     6802 SH       SOLE                     6802
Exelon Corporation             COM              30161N101     7634   176020 SH       SOLE                   176020
Exxon Mobil Corporation        COM              30231G102     1619    19102 SH       SOLE                    19102
Frontier Communications Corp   COM              35906A108     1366   265238 SH       SOLE                   265238
General Electric Co            COM              369604103     4005   223591 SH       SOLE                   223591
Helmerich & Payne              COM              423452101     6711   114998 SH       SOLE                   114998
Hewlett Packard Co             COM              428236103    18610   722423 SH       SOLE                   722423
Intel Corp                     COM              458140100     6009   247798 SH       SOLE                   247798
International Business Machine COM              459200101     9844    53532 SH       SOLE                    53532
Johnson & Johnson              COM              478160104      832    12681 SH       SOLE                    12681
Lilly Eli & Co                 COM              532457108     5033   121095 SH       SOLE                   121095
Merck & Co. Inc                COM              58933Y105     7052   187061 SH       SOLE                   187061
National Penn Bancshares Inc   COM              637138108      168    19933 SH       SOLE                    19933
Penn West Petroleum LTD        COM              707887105     7830   395465 SH       SOLE                   395465
Pitney-Bowes                   COM              724479100     4044   218140 SH       SOLE                   218140
PolyMedix Inc                  COM              73174C100        8    10000 SH       SOLE                    10000
Procter & Gamble Co            COM              742718109     1096    16429 SH       SOLE                    16429
Southern Co                    COM              842587107     6123   132265 SH       SOLE                   132265
TECO Energy Inc                COM              872375100     6886   359795 SH       SOLE                   359795
Union Pacific Corp             COM              907818108      400     3780 SH       SOLE                     3780
Verizon Communications         COM              92343V104     9984   248854 SH       SOLE                   248854
Wal-Mart Stores Inc            COM              931142103      514     8605 SH       SOLE                     8605
Windstream Corporation         COM              97381W104     9141   778650 SH       SOLE                   778650
Xcel Energy Inc                COM              98389B100     9152   331110 SH       SOLE                   331110
Vanguard Utilities ETF                          92204a876      460 5983.0000SH       SOLE                5983.0000